9. Loans and advances to clients (Details 10) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loan past due not classified as impaired
Commercial and industrial	R$ 5,131,885	R$ 3,517,086	R$ 4,424,143
Real estate - Construction	3,085,498	5,781,977	4,527,432
Installment loans to individuals	11,660,666	13,489,513	13,255,646
Financial Leasing	13,292	24,325	167,741
Total	R$ 19,891,340	R$ 22,812,900	R$ 22,374,962
Of Total Loans Past Due For Less Than Days Member [Member]
Loan past due not classified as impaired
Commercial and industrial	25.80%	15.42%	19.77%
Real estate - Construction	15.51%	25.35%	20.23%
Installment loans to individuals	58.62%	59.13%	59.24%
Financial Leasing	0.07%	0.11%	0.75%
Total	100.00%	100.00%	100.00%